Note 20 - Financial Instruments (Detail) - Summary of Company Financial Instruments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Member]
Carrying Amount	$ 27,898	$ 32,562
Fair Value	27,898	32,562
Restricted Cash [Member]
Carrying Amount	177	169
Fair Value	177	169
Short-term Investments [Member]
Carrying Amount	69,427	93,016
Fair Value	69,427	93,016
Available For Sale Securities [Member]
Carrying Amount	943	791
Fair Value	943	791
Restricted Assets [Member]
Carrying Amount	10,000
Fair Value	$ 10,000